SHARE- BASED COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Shares $ / shares shares	Dec. 31, 2023 USD ($) Shares $ / shares shares	Dec. 31, 2022 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2002 Share Option Plan, Evogene Ltd. 2003 Key Employee Share Incentive Plan, Evogene Ltd. 2013 Share Option Plan and Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.
Fair value of options granted	$ 1,084,000	$ 2,121,000
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	217,300	62,600	60,550
Fair value of options granted	$ 208,000	$ 204,000	$ 323,000
Weighted average outstanding remaining contractual term of options	6 years 9 months 29 days	6 years 4 months 13 days
Weighted average fair value of options granted | $ / shares	$ 0.96	$ 0.33
Number of options approved to grant | shares	151,013	854,139
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 12,500	$ 265,000
Number of RSUs, Granted | Shares	1,300	35,260